Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

April 11, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to Palmer Square SSI Hedged Convertible Income Strategy Fund (the “Fund”))
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 242 to the Registrant’s Registration Statement (the “Amendment”) on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 250 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Funds.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering the Funds as new series of the Registrant.

Please call the undersigned at (202) 373-6556 or Michael Glazer at (213) 680-6646 with any comments or questions relating to the filing.

Sincerely,

/s/ Joshua Sterling

Joshua Sterling